Net Income (Loss) per Share	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Earnings Per Share [Abstract]
Net Income (Loss) per Share

15. Net Income (Loss) per Share

The following table presents the computation of basic and diluted net income (loss) per share for the three months ended September 30, 2013 and 2012 and the nine months ended September 30, 2013 and 2012 and the unaudited pro forma basic and diluted net loss per share for the nine months ended September 30, 2013:

	Three months ended September 30,		Nine months ended September 30,
	2013	2012	2013	2012

Historical net income (loss) per share:

Numerator:
Net income (loss) attributable to Intrexon	$15,440	$(20,490)	$(26,776)	$(50,937)
Accretion of dividends on redeemable convertible preferred stock	(4,044)	(5,469)	(18,391)	(16,291)
Undistributed earnings allocated to preferred shareholders	(3,106)	—	—	—

Net income (loss) attributable to common shareholders	$8,290	$(25,959)	$(45,167)	$(67,228)

Denominator:
Weighted average shares outstanding, basic	54,305,354	5,576,526	22,056,396	5,506,043
Weighted average effect of dilutive stock options and warrants	1,845,642	—	—	—
Weighted average shares outstanding, diluted	56,150,996	5,576,526	22,056,396	5,506,043

Net income (loss) attributable to common shareholders per share, basic	$0.15	$(4.66)	$(2.05)	$(12.21)
Net income (loss) attributable to common shareholders per share, diluted	$0.15	$(4.66)	$(2.05)	$(12.21)

Pro forma net loss per share (unaudited):
Numerator:
Net loss attributable to Intrexon used to compute pro forma net loss per share, basic and diluted			$(26,776)

Denominator:
Weighted average shares outstanding used in computing pro forma net loss per share, basic and diluted			83,738,320
Pro forma net loss attributable to Intrexon per share, basic and diluted			$(0.32)

The following potentially dilutive securities have been excluded from the computations of diluted weighted average shares outstanding as of September 30, 2013 and 2012 for the three months ended September 30, 2012 and the nine months ended September 30, 2013 and 2012, as they would have been anti-dilutive:

	September 30,
	2013	2012

Common shares issuable upon conversion of all Series Preferred	—	61,796,890
Options	2,697,617	2,412,575
Warrants	414,404	511,098

Total	3,112,021	64,720,563

In addition to the potentially dilutive securities in the table above, Series Preferred cumulative dividends convertible into common shares at a price per share equal to the fair market value of a common share at the time of conversion have been excluded from the computation of diluted weighted-average shares outstanding as of September 30, 2012.

The Company excluded 60,500 stock options from the computation of diluted weighted average shares outstanding as of September 30, 2013 for the three months ended September 30, 2013 as they would have been anti-dilutive.

14. Net Loss per Share

The following table presents the historical computation of basic and diluted net loss per share and the unaudited pro forma basic and diluted net loss per share:

	Year ended December 31,
	2012	2011

Historical net loss per share:

Numerator:
Net loss	$(81,874)	$(85,280)
Add: Accretion of dividends on redeemable convertible preferred stock, not declared	(21,994)	(13,868)

Net loss attributable to common shareholders	(103,868)	(99,148)

Denominator:
Weighted average shares outstanding, basic and diluted	5,533,690	5,240,647

Net loss attributable to common shareholders per share, basic and diluted	$(18.77)	$(18.92)

Pro forma net loss per share (unaudited):

Numerator:
Net loss attributable to Intrexon used to compute pro forma net loss per share, basic and diluted	$(81,874)

Denominator:
Weighted average shares outstanding, basic and diluted	5,533,690
Add: Shares issued upon conversion of all Series Preferred	61,368,058

Add: Shares issued upon conversion of cumulative dividends on all Series Preferred	3,153,723

Weighted average shares used in computing pro forma net loss per share, basic and diluted	70,055,471

Pro forma net loss attributable to Intrexon per share, basic and diluted	$(1.17)

The following potentially dilutive securities have been excluded from the computations of diluted weighted average shares outstanding as of December 31, 2012 and 2011, as they would have been anti-dilutive:

	December 31,
	2012	2011

Common shares issuable upon conversion of all Series Preferred	64,517,977	55,483,966
Options	2,313,526	3,614,530
Warrants	511,098	511,098

Total	67,342,601	59,609,594

In addition to the potentially dilutive securities in the table above, Series Preferred cumulative dividends convertible into common shares at a price per share equal to the fair market value of a common share at the time of conversion have been excluded from the computation of diluted weighted-average shares outstanding as of December 31, 2012 and 2011.